ESTIMATION OF FAIR VALUE - Fair value of financial assets recognized at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets at amortised cost, category [member] | Loan portfolio and investments in debt securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	193,423,152	200,819,178
Financial assets at fair value	195,070,693	199,972,606
Financial assets at amortised cost, category [member] | Investment securities at amortised cost [member]
Disclosure of financial assets [line items]
Financial assets	9,197,179	10,689,692
Financial assets at fair value	9,239,039	10,715,384
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Financial assets at fair value	$ 185,831,654	$ 189,257,222